SAFECO RESOURCE SERIES TRUST
                         Growth Opportunities Portfolio

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004


                         SUPPLEMENT DATED AUGUST 3, 2004


The following supplements portfolio management information for the Portfolio, including the Management section on page 6 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Portfolio. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Portfolio pursuant to an interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM has been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Portfolio at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Portfolio appears below.

     Safeco Growth Opportunities Portfolio
     Portfolio Managers:
     Day-to-day management of the Fund's portfolio is the responsibility of John
     A. Carey, Walter Hunnewell, Jr. and Andrew Acheson. Mr. Carey is an executive vice president, joined Pioneer in 2001, and has been an investment professional since 1979. Mr. Hunnewell is a vice president, joined Pioneer in 2001, and has been an investment professional since 1985. Mr. Acheson is a vice president, joined Pioneer as a portfolio manager in 2001, and has been an investment professional since 1994.

Portfolio Reorganization. The Board of Trustees for the Portfolio has approved the reorganization of the Portfolio into a corresponding Pioneer mutual fund. It is anticipated that Portfolio's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Portfolio with and into a corresponding mutual fund managed by Pioneer. Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Portfolio would become shareholders of a newly created Pioneer mutual fund. Consummation of the reorganization of the Portfolio is subject to a number of conditions, including approval by the Portfolio's shareholders. The new Pioneer mutual fund that will result from the reorganization is not yet available.



                                  [SAFECO LOGO]
GMF-1262                                                                  8/04

                          SAFECO RESOURCE SERIES TRUST
                              Core Equity Portfolio

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004

                         SUPPLEMENT DATED AUGUST 3, 2004



The following supplements portfolio management information for the Portfolio, including the Management section on pages 6-7 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Portfolio. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Portfolio pursuant to an interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM has been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Portfolio at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Portfolio appears below.

     Safeco Core Equity Portfolio
     Portfolio Managers:
     Day-to-day management of the Portfolio is the responsibility of John A. Carey, who is assisted by Walter Hunnewell, Jr. Mr. Carey is an executive vice president, joined Pioneer in 2001, and has been an investment professional since 1979. Mr. Hunnewell is a vice president, joined Pioneer in 2001, and has been an investment professional since 1985.

Portfolio Reorganization. The Board of Trustees for the Portfolio has approved the reorganization of the Portfolio into a corresponding Pioneer mutual fund. It is anticipated that Portfolio's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Portfolio with and into the Pioneer Fund VCT Portfolio managed by Pioneer. Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Portfolio would become shareholders of the Pioneer Fund VCT Portfolio. Consummation of the reorganization of the Portfolio is subject to a number of conditions, including approval by the Portfolio's shareholders.

                      [SAFECO LOGO]
GMF-1261                                                                   8/04

                          SAFECO RESOURCE SERIES TRUST
                            Multi-Cap Core Portfolio

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004


                         SUPPLEMENT DATED AUGUST 3, 2004


The following supplements portfolio management information for the Portfolio, including the Management section on page 6 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Portfolio. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Portfolio pursuant to an interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM has been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Portfolio at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Portfolio appears below.

     Safeco Multi-Cap Core Portfolio
     Portfolio Managers:
     Day-to-day management of the Portfolio is the responsibility of J. Rodman Wright, who is assisted by Sean Gavin. Mr. Wright is a senior vice president, joined Pioneer in 1994, and has been an investment professional since 1988. Mr. Gavin joined Pioneer in 2002 and is a vice president.

Portfolio Reorganization. The Board of Trustees for the Portfolio has approved the reorganization of the Portfolio into a corresponding Pioneer mutual fund. It is anticipated that Portfolio's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Portfolio with and into the Pioneer Mid Cap Value VCT Portfolio managed by Pioneer. Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Portfolio would become shareholders of the Pioneer Mid Cap Value VCT Portfolio. Consummation of the reorganization of the Portfolio is subject to a number of conditions, including approval by the Portfolio's shareholders.



                                  [SAFECO LOGO]
GMF-1265                                                                   8/04

                          SAFECO RESOURCE SERIES TRUST
                                 Bond Portfolio

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004


                         SUPPLEMENT DATED AUGUST 3, 2004


The following supplements portfolio management information for the Portfolio, including the Management section on page 7 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Portfolio. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Portfolio pursuant to an interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM has been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Portfolio at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Portfolio appears below.

     Safeco Bond Portfolio
     Portfolio Managers:

     Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

Portfolio Reorganization. The Board of Trustees for the Portfolio has approved the reorganization of the Portfolio into a corresponding Pioneer mutual fund. It is anticipated that Portfolio's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Portfolio with and into a corresponding mutual fund managed by Pioneer. Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Portfolio would become shareholders of a newly created Pioneer mutual fund. Consummation of the reorganization of the Portfolio is subject to a number of conditions, including approval by the Portfolio's shareholders. The new Pioneer mutual fund that will result from the reorganization is not yet available.





                                  [SAFECO LOGO]
GMF-1263                                                                   8/04

                          SAFECO RESOURCE SERIES TRUST
                             Money Market Portfolio

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004


                         SUPPLEMENT DATED AUGUST 3, 2004


The following supplements portfolio management information for the Portfolio, including the Management section on pages 5-6 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Portfolio. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Portfolio pursuant to an interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM has been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Portfolio at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Portfolio appears below.

     Safeco Money Market Portfolio
     Portfolio Managers:
     Day-to-day management of the Portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. Mr. Taubes is a senior vice president, joined Pioneer in 1998, and has been an investment professional since 1982.

Portfolio Reorganization. The Board of Trustees for the Portfolio has approved the reorganization of the Portfolio into a corresponding Pioneer mutual fund. It is anticipated that Portfolio's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Portfolio with and into the Pioneer Money Market VCT Portfolio managed by Pioneer.
Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Portfolio would become shareholders of the Pioneer Money Market VCT Portfolio. Consummation of the reorganization of the Portfolio is subject to a number of conditions, including approval by the Portfolio's shareholders.


                                  [SAFECO LOGO]
GMF-1260                                                                   8/04

                          SAFECO RESOURCE SERIES TRUST
                            Small-Cap Value Portfolio

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2004


                         SUPPLEMENT DATED AUGUST 3, 2004


The following supplements portfolio management information for the Portfolio, including the Management section on page 6 regarding ownership of Safeco Asset Management Company:

Symetra Financial Corporation (formerly Occum Acquisition Corp.), which became the owner of Safeco Asset Management Company ("SAM") on August 2, 2004, has entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire, among other things, all of SAM's investment management business relating to the Portfolio. Consummation of the transactions contemplated by the Agreement is subject to a number of conditions.

Interim Investment Advisory Agreement. Effective August 2, 2004 Pioneer is the investment adviser for the Portfolio pursuant to an interim advisory agreement approved by the Board of Trustees. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM. The investment advisory agreement with SAM has been terminated. The interim investment advisory agreement is subject to approval by shareholders of the Portfolio at a shareholder meeting expected to be held this fall.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual fund, institutional, and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds. Information regarding the portfolio management team at Pioneer who will be managing the Portfolio appears below.

     Safeco Small-Cap Value Portfolio
     Portfolio Managers:
     Day-to-day management of the Portfolio is the responsibility of David M. Adams and John McPherson. Mr. Adams is a vice president, joined Pioneer in 1994, and has been an investment professional since 1992. Mr. McPherson joined Pioneer in 2002 and is an assistant portfolio manager.

Portfolio Reorganization. The Board of Trustees for the Portfolio has approved the reorganization of the Portfolio into a corresponding Pioneer mutual fund. It is anticipated that Portfolio's shareholders will be asked, at a shareholder meeting to be held this fall, to consider the reorganization of the Portfolio with and into a corresponding mutual fund managed by Pioneer. Complete details of the proposed reorganization will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders, shareholders of the Portfolio would become shareholders of a newly created mutual fund. Consummation of the reorganization of the Portfolio is subject to a number of conditions, including approval by the Portfolio's shareholders. The new Pioneer mutual fund that will result from the reorganization is not yet available.


                                  [SAFECO LOGO]

GMF-1264                                                                   8/04